INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES
Schedule of credit for income tax
Year ended
December 31, 2015
Income tax benefits:
Current income tax expenses	$—
Deferred income tax benefits	1,249,696
Total	$1,249,696

Schedule of significant components of the deferred tax assets and liabilities
December 31, 2015
Deferred tax assets
Current deferred tax assets	$-
Total current deferred tax assets	-
Non-current
Net operating loss carry forwards	1,955,301
Total deferred tax assets	1,955,301
Less: valuation allowance	(1,955,301)
Net deferred tax assets	$—
Deferred tax liabilities
Non-current
Acquired intangible assets	$12,640,736
Total deferred tax liabilities	$12,640,736

Schedule of reconciliation between the income taxes benefit computed by applying the PRC tax rate to loss before income taxes and the actual provision (credit) of income taxes
For the year ended December 31, 2015

Net loss before provision for income taxes	$(105,895,819)
Statutory tax rates in the PRC	25%
Income tax at statutory tax rate	(26,473,955)
Expenses not deductible for tax purposes
Goodwill impairment	21,483,693
Entertainment expenses exceeded tax limit	7,687
Other expenses exceeded tax limit	226,428
Effect of income tax rate difference in other jurisdiction	4,050,542
Changes of valuation allowance	1,955,301
Income tax benefits	$1,249,696